Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	eToro Group Ltd.
Entity Central Index Key	0001493318
Entity File Number	001-42647
Entity Incorporation, State or Country Code	D8
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	30 Sheshet Hayamim St.
Entity Address, City or Town	Bnei Brak
Entity Address, Country	IL
Entity Address, Postal Zip Code	5120261
Entity Listings [Line Items]
Title of 12(b) Security	Class A common shares, no par value
Trading Symbol	ETOR
Security Exchange Name	NASDAQ
Class A Common Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	68,647,904
Class B Common Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	14,203,518
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Johnathan Alexander Assia
Entity Address, Address Line One	221 River St 9th floor
Entity Address, City or Town	Hoboken
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07030
Entity Phone Fax Numbers [Line Items]
City Area Code	+1 201
Local Phone Number	479-0267